Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP-58-1533433-004 [BSSP] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Assets Available for Benefits, December 31, 2024	$ 2,527,465
Contributions:
Participant contributions	55,312
Employer contributions	14,851
Rollover contributions	4,997
Contribution, Total	75,160
Investment Income:
Net income from investment in AT&T Savings Group Investment Trust	25,611
Dividends	9,395
Net appreciation in fair value of investments	313,027
Total Investment Income	348,033
Interest income on notes receivable from participants	3,939
Distributions	(264,246)
Administrative Expenses	(1,447)
Net Increase Before Transfers	161,439
Transfer to (from) Plan	593
Net Increase After Transfers	162,032
Net Assets Available for Benefits, December 31, 2025	$ 2,689,497